CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Loss from the operations of the discontinued operations, tax expense (benefits)	$ 321	$ 3,473	$ 464
Gain on deconsolidation of the subsidiaries, tax expense
Gain on disposal of equity method investment, tax expense	6,027
Gain (loss) from discontinued operations, tax expense (benefits)	$ 5,706	$ (3,473)	$ (464)